Revenue - Summary of Disaggregation of Revenue (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	$ 703.7	$ 690.5
Recurring Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	671.5	657.4
Non Recurring Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	$ 32.2	$ 33.1